Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2016
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
3.      Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 14, 2016 and valid until November 14, 2017 the Company sold $106,432, $178,494 and $473,815 of trade accounts receivable during the fiscal year 2016,  2015 and 2014, respectively. Servicing fees amounted to $466, $667 and $1,298, and are included in the consolidated statements of income for the year ended December 31, 2016, 2015 and 2014, respectively (Note 19).